LEASES - Total lease cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finance lease cost:
Depreciation	¥ 255,458	$ 39,151	¥ 216,664
Interest expenses	130,196	19,953	120,185	¥ 79,935
Operating lease cost	478,805	73,380	214,795
Total lease cost	¥ 864,459	$ 132,484	¥ 551,644